Tax payables	12 Months Ended
Dec. 31, 2020
Tax payables [abstract]
Disclosure of tax payables [text block]
17	Tax payables

The tax payables amount to K€974as per December 31, 2020 (2019:K€3,363; 2018:K€2,313) and are mainly related to the tax payables of the entities located in Germany. In Germany a tax unity was set-up in 2018 between Materialise Germany and ACTech.